Consolidated Balance Sheet (OWP Ventures, Inc.) (Parenthetical)	Dec. 31, 2018 $ / shares shares
Common stock, par value | $ / shares	$ 0.001
Common stock, shares authorized	75,000,000
Common stock, shares issued	34,291,905
Common stock, shares outstanding	34,291,905
Subscriptions receivable, shares	6,012,500
OWP Ventures, Inc. [Member]
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	200,000,000
Common stock, shares issued	34,291,905
Common stock, shares outstanding	34,291,905
Subscriptions receivable, shares	6,012,500